Short term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of short term investments
	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
Marketable securities (1)	-	32,878,252	5,038,890
(1)	During the year ended December 31, 2020, the Company invested a total of approximately RMB 173.6 million (USD 26.6 million) in marketable securities and redeemed approximately RMB 151.1 million (USD 23.2 million). The fair value change resulted in gains of approximately RMB 12.3 million (USD 1.9 million) for the year ended December 31, 2020.

Schedule of fair value disclosure
	December 31,	December 31, 2020 Fair Value
	2020	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	32,878,252	32,878,252	-	-